Assets held for sale and Discontinued operations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets held for sale and discontinued operations [Line Items]
Cash and cash equivalents	R$ 3,130,363	R$ 4,161,939	R$ 5,634,623	R$ 2,678,457
Property, plant and equipment	8,145,552	8,516,697	10,825,421
Intangible assets	19,206,609	16,623,610
Assets classified as held for sale	25,177	1,881,826
Provisions for legal claims	1,934,020	956,696	R$ 1,492,916
LiabilitiesAssociatedWithAssetsClassifiedAsHeldForSale	0	541,412
Small generation assets
Disclosure of assets held for sale and discontinued operations [Line Items]
Cash and cash equivalents	0	13
Property, plant and equipment	25,177	245,844
Intangible assets	0	16,626
Assets classified as held for sale	25,177	262,483
Loans and financing	0	22,695
Related parties	0	280
Provisions for legal claims	0	951
LiabilitiesAssociatedWithAssetsClassifiedAsHeldForSale	0	23,926
Consolidated [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Cash and cash equivalents	0	13
Property, plant and equipment	25,177	1,848,425
Intangible assets	0	33,388
Loans and financing	0	507,676
Related parties	0	32,785
Provisions for legal claims	R$ 0	951
HPP Colider [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Cash and cash equivalents		0
Property, plant and equipment		1,602,581
Intangible assets		16,762
Assets classified as held for sale		1,619,343
Loans and financing		484,981
Related parties		32,505
Provisions for legal claims		0
LiabilitiesAssociatedWithAssetsClassifiedAsHeldForSale		R$ 517,486